Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000
Common stock, shares issued (in shares)	199,523,292
Common stock, shares outstanding (in shares)	199,523,292
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000
Common stock, shares issued (in shares)	8,560,540
Common stock, shares outstanding (in shares)	8,560,540
A Ordinary Shares
Ordinary shares, par value (in dollars per share)		$ 0.01	$ 0.01
Ordinary shares, shares authorized (in shares)		3,000,000	3,000,000
Ordinary shares, shares, issued (in shares)		1,483,795	1,483,795
Ordinary shares, shares, outstanding (in shares)		1,483,795	1,483,795
B Ordinary Shares
Ordinary shares, par value (in dollars per share)		$ 0.01	$ 0.01
Ordinary shares, shares authorized (in shares)		7,000,000	7,000,000
Ordinary shares, shares, issued (in shares)		5,353,970	5,353,970
Ordinary shares, shares, outstanding (in shares)		5,353,970	5,353,970